UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart  Rosenberg             New York,  New York            August 12, 2008

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   14

Form 13F Information Table Value Total:   $71,961


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Acxiom Corp                           Com          005125109    5,308   462,000  Sh        Defined      02,03    462,000    0    0
Calpine Corp                          Com          131347304      609    27,000  Sh        Defined      02,03     27,000    0    0
Choicepoint Inc                       Com          170388102    6,936   143,900  Sh        Defined      02,03    143,900    0    0
Clear Channel Communications          Com          184502102    4,136   117,500  Sh        Defined      02,03    117,500    0    0
DRS Technologies Inc                  Com          23330X100    4,125    52,400  Sh        Defined      02,03     52,400    0    0
Diebold Inc                           Com          253651103    3,643   102,400  Sh        Defined      02,03    102,400    0    0
Electronic Data Systems Corp          Com          285661104    6,153   249,700  Sh        Defined      02,03    249,700    0    0
Enzon Pharmaceuticals Inc             Com          293904108    4,100   575,837  Sh        Defined      02,03    575,837    0    0
Navteq Corp                           Com          63936L100   20,555   266,950  Sh        Defined      02,03    266,950    0    0
Take-Two Interactive Software Inc     Com          874054109    2,685   105,000  Sh        Defined      02,03    105,000    0    0
Time Warner                           Com          887317105      370    25,000  Sh        Defined      02,03     25,000    0    0
Wal Mart Stores Inc                   Com          931142103    1,405    25,000  Sh        Defined      02,03     25,000    0    0
Wrigley WM Jr Co                      Com          982526105   10,283   132,200  Sh        Defined      02,03    132,200    0    0
Yahoo Inc                             Com          984332106    1,653    80,000  Sh        Defined      02,03     80,000    0    0